ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Employee Payments	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTING POLICIES [Abstract]
Percentage of loan portfolio secured by real estate (in hundredths)	72.50%
Mortgage Loan Servicing Rights [Abstract]
Mortgage loan servicing fees	$ 4.2	$ 4.3	$ 4.4
Loan Revenue Recognition [Abstract]
Number of past due days for commercial loan, installment loans and payment plan receivables	90 days
Number of consecutive payments for mortgage loans misses	4
Bank Owned Life Insurance [Abstract]
Number of lives of group flexible premium non-participating variable life insurance contract	270
Income Taxes [Abstract]
Percentage of largest amount of tax benefit (in hundredths)	50.00%
Dividend Reinvestment Plan [Member]
Stock Reserved [Line Items]
Common stock reserved for issuance (in shares)	0.1
Long-Term Incentive Plans [Member]
Stock Reserved [Line Items]
Common stock reserved for issuance (in shares)	0.7
Minimum [Member]
Other Intangible Assets [Line Items]
Estimated useful lives	10 years
Maximum [Member]
Other Intangible Assets [Line Items]
Estimated useful lives	15 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciated over a period	39 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciated over a period	7 years